COMMITMENTS AND CONTINGENCIES - Repurchase commitment (Details) $ in Thousands	Jun. 30, 2026 USD ($)
Repurchase obligation under floor financing programs
COMMITMENTS AND CONTINGENCIES
Purchase obligation	$ 62,981